Revenues (Details) - Schedule of group’s revenues disaggregated by revenue - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of group’s revenues disaggregated by revenue [Abstract]
Miniature camera and related equipment (from ScoutCam)	$ 24	$ 491	$ 188
Development services (from ScoutCam)			85
Revenues from commissions (from Eventer)	1,185	40
Products (from Jeffs’ Brands)	6,509
MUSE and related equipment (from Medigus). See note 16c(*) below.	2,400
Disaggregation of revenues	$ 10,118	$ 531	$ 273